Cash Reserve [Member] Expense Example - CASH RESERVE - BLACKROCK SELECT TREASURY BASED LIQUIDITY FUND - Cash Reserve Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	336
Expense Example, with Redemption, 10 Years	$ 758